RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP WITH RELATED PARTIES

The Company’s relationship with related parties who had transactions with the Company are summarized as follows:

Related Party	Relationship to the Company
Mr. Man Siu Ming	Chairman of the Board, Director, the Controlling Shareholder
Chi Yip Eng. & (Trans.) Company Limited (“Chi Yip”)	A company owned as to 50% each by Ms. Wong Lai Ching and Mr. Man Chi Kwan, the parents of Mr. Man Siu Ming

SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES

	Year ended March 31,
	2023	2024
	USD	USD

Soil and rock transportation income charged to Chi Yip included in revenues	2,830,475	-
Site management income charge to Chi Yip included in other income	39,184	-

Service fee charged by Chi Yip included in cost of sales	1,162,640	1,023,137

Finance lease:
Finance lease expenses fees paid for Chi Yip	55,988	29,307
Initial payment of finance lease – related parties	-	(156,248)
Principal payment of finance lease liabilities - related parties	(656,399)	(322,807)
Operating expenses paid to Chi Yip	769	-

Proceeds from Chi Yip	-	156,248

Proceeds from Director - Man Siu Ming	258,337	275,619
Repayments to Director - Man Siu Ming	(147,948)	(623,776)
Net proceeds/(repayment) from Man Siu Ming	110,389	(348,157)

SCHEDULE OF BALANCE WITH RELATED PARTIES

	As of March 31,
	2023	2024
	USD	USD
Accounts receivable
Chi Yip Eng. & (Trans.) Company Limited	1,903,672	392,686

Accounts payable
Chi Yip Eng. & (Trans.) Company Limited	236,429	279,498

Finance lease liabilities
Chi Yip Eng. & (Trans.) Company Limited	644,275	1,117,351

Amount due to a related company
Chi Yip Eng. & (Trans.) Company Limited	-	156,248

Amount due to a director
Mr. Man Siu Ming	545,063	196,906

SCHEDULE OF KEY TERMS OF LEASES

Key terms of the Company’s leases with Chi Yip are as follows:

	As of March 31,
	2023	2024
	USD	USD
Right-of-use assets obtained in exchange for new finance lease liabilities	432,703	798,551
Weighted-average remaining lease term-finance	1.44 years	3.42 years
Weighted average discount rate-finance	5.62%	6.58%

SCHEDULE OF MATURITY ANALYSIS FOR LEASE LIABILITIES

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities with Chi Yip as of March 31, 2024:

USD
Year ending March 31,
2025	496,633
2026	245,473
2027	207,464
2028	190,597
2029 and thereafter	124,923
Total undiscounted lease payments	1,265,090
Less: imputed interest	(147,739)
Lease liabilities recognized in the Consolidated Balance Sheet	1,117,351